POST-EMPLOYMENT BENEFITS - Rollforward of the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Pension Benefits
Effective return on assets for the year	R$ 3,734,006	R$ 5,699,835
Plan assets | Social security defined benefit plans
Defined Pension Benefits
Fair value of assets at the beginning of the year	29,687,699	25,819,845
Benefits paid during the fiscal year	(2,310,773)	(2,421,730)
Participant contributions paid during the year	38,280	297,175
Employer's contributions paid during the year	245,127	292,574
Expected return on assets for the year	2,016,536	2,196,777
Gain on plan assets (excluding interest income)	1,717,470	3,503,058
Fair value of assets at the end of the year	31,394,339	29,687,699
Effective return on assets for the year	R$ 3,734,006	R$ 5,699,835